Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations	£ 10,234	£ 9,962	£ 9,016
Net finance costs	(1,486)	(1,745)	(1,602)
Profit on ordinary activities before taxation	9,163	8,672	7,912
Taxation on ordinary activities	(2,189)	(2,108)	(2,063)
Profit for the year	6,974	6,564	£ 5,849
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations	(111)	(112)
Dividend income	6,200	5,050
Net finance costs	170	131
Profit on ordinary activities before taxation	6,259	5,069
Taxation on ordinary activities	5	(14)
Profit for the year	6,264	5,055
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income	6,200	5,050
Net finance costs	(2)	5
(Expense)/income	(111)	(118)
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations	(1)	(1)
Net finance costs	(43)	417
Profit on ordinary activities before taxation	(44)	416
Taxation on ordinary activities	19	(101)
Profit for the year	(25)	315
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs	709	996
(Expense)/income	(1)	(1)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations	(2)	(2)
Net finance costs	63	174
Profit on ordinary activities before taxation	61	172
Taxation on ordinary activities	1	4
Profit for the year	62	176
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs	370	747
(Expense)/income	(2)	4
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs	1
Profit on ordinary activities before taxation	1
Profit for the year	1
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations	3	(5)
Dividend income	4,827	4,845
Net finance costs	(421)	(758)
Profit on ordinary activities before taxation	4,409	4,082
Taxation on ordinary activities	97	170
Profit for the year	4,506	4,252
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income	4,827	4,845
Net finance costs	28	32
(Expense)/income	36	22
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Dividend income	164	224
Net finance costs		1
Profit on ordinary activities before taxation	164	225
Profit for the year	164	225
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income	£ 164	£ 224